Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2023	Apr. 30, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Statement of comprehensive income [abstract]
Net income	$ 2,212	$ 2,159	$ 2,594	$ 6,143	$ 8,081
Net change in unrealized foreign currency translation gains (losses):
Net unrealized foreign currency translation gains (losses)	(946)	1,073	(977)	670	597
Net gains (losses) on hedges of net investments in foreign operations	298	(556)	234	(242)	(515)
Income tax expense (benefit):
Net unrealized foreign currency translation gains (losses)	(14)		(7)	(6)	1
Net gains (losses) on hedges of net investments in foreign operations	82	(157)	62	(81)	(135)
Other comprehensive income on foreign currency translation and hedges of net investments net of tax	(716)	674	(798)	515	216
Net change in fair value due to change in debt instruments measured at fair value through other comprehensive income:
Net gains (losses) in fair value	(559)	352	242	1,027	(1,873)
Reclassification of net (gains) losses to net income	711	(89)	(321)	(169)	950
Income tax expense (benefit):
Net gains (losses) in fair value	(149)	114	56	253	(489)
Reclassification of net (gains) losses to net income	199	(52)	(109)	(31)	246
Other comprehensive income net of tax available for sale financial assets net of tax	102	201	(26)	636	(680)
Net change in gains (losses) on derivative instruments designated as cash flow hedges:
Net gains (losses) on derivative instruments designated as cash flow hedges	(1,601)	1,425	(1,700)	3,300	(8,368)
Reclassification of net (gains) losses to net income	1,025	(1,573)	1,620	(3,304)	4,817
Income tax expense (benefit):
Net gains (losses) on derivative instruments designated as cash flow hedges	(424)	414	(482)	973	(2,265)
Reclassification of net (gains) losses to net income	257	(462)	452	(1,003)	1,322
Other comprehensive income net of tax cash flow hedges	(409)	(100)	(50)	26	(2,608)
Other comprehensive income (loss) from investments in associates	7	1	17	(5)	38
Net change in remeasurement of employee benefit plan asset and liability:
Actuarial gains (losses) on employee benefit plans	245	(225)	(231)	(199)	972
Income tax expense (benefit)	68	(63)	(70)	(64)	278
Other comprehensive income net of tax actuarial gains (losses) on employee benefit plans	177	(162)	(161)	(135)	694
Net change in fair value due to change in equity instruments designated at fair value through other comprehensive income:
Net gains (losses) in fair value	(181)	(48)	(175)	(128)	54
Income tax expense (benefit)	(32)	(15)	(45)	(37)	14
Other comprehensive income net of tax for equity instruments designated at fair value through other comprehensive income	(149)	(33)	(130)	(91)	40
Net change in fair value due to change in own credit risk on financial liabilities designated under the fair value option:
Change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	(1,848)	1,661	567	(1,277)	1,585
Income tax expense (benefit)	(513)	461	149	(336)	416
Other comprehensive income net of tax change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	(1,335)	1,200	418	(941)	1,169
Other comprehensive income (loss) from investments in associates				2	2
Other comprehensive income (loss)	(2,323)	1,781	(730)	7	(1,129)
Comprehensive income (loss)	(111)	3,940	1,864	6,150	6,952
Comprehensive income (loss) attributable to non-controlling interests	89	73	(32)	225	173
Comprehensive income (loss) attributable to equity holders of the Bank	(200)	3,867	1,896	5,925	6,779
Preferred shareholders and other equity instrument holders	105	104	36	310	154
Common shareholders	$ (305)	$ 3,763	$ 1,860	$ 5,615	$ 6,625